Reverse Capitalization	12 Months Ended
Dec. 31, 2023
Reverse Capitalization [Abstract]
REVERSE CAPITALIZATION

31 REVERSE CAPITALIZATION

On February 3, 2022, we consummated the previously announced business combination (the “Business Combination”) pursuant to the Business Combination Agreement (the “Business Combination Agreement”), dated March 3, 2021, by and among the Group, Vistas Media Acquisition Group Inc. (“VMAC” or the “SPAC”) , Anghami, an exempted Group incorporated under the laws of the Cayman Islands (“Anghami”), Anghami Vista 1, a Cayman Islands exempted Group and wholly-owned subsidiary of the Group (“Vistas Merger Sub”), and Anghami Vista 2, a Cayman Islands exempted Group and wholly-owned subsidiary of the Group (“Anghami Merger Sub”).

Pursuant to the Business Combination Agreement, each of the following transactions (among others) occurred at the closing of the Business Combination:

-	VMAC and Vistas Merger Sub consummated the merger of Vistas Merger Sub with and into VMAC, with VMAC being the surviving Group and continuing as a wholly-owned subsidiary of the Group known as Anghami (DE), Inc. (the “Vistas Merger”), Anghami and Anghami Merger Sub consummated the merger of Anghami Merger Sub with and into Anghami, with Anghami being the surviving Group and continuing as a wholly-owned subsidiary of Anghami Inc.;

-	Each outstanding share of VMAC’s Class A Common Stock, including the PIPE shares, the Share Based Payment shares, the Extension Payment shares, and Class B common stock, par value USD 0.0001 per share, was exchanged for one ordinary share of the Group;

-	each issued and outstanding VMAC warrant to purchase VMAC Class A Common Stock ceased to represent a right to acquire shares of VMAC Class A Common Stock and was converted into the right to acquire the same number of ordinary shares, at the same exercise price and on the same terms as in effect immediately prior to the closing of the Business Combination; and

-	All 25,697 Class A ordinary shares of Anghami were exchanged for ordinary shares of Anghami Inc. for 5,070,164 shares, all 59,954 Class B ordinary shares of Anghami were exchanged for ordinary shares of Anghami Inc. for 11,829,265 shares, all 5,578 Class C ordinary shares of Anghami were exchanged for ordinary shares of Anghami Inc. for 1,100,571 shares.

In connection and immediately prior to the consummation of the Business Combination, VMAC sold 4,056,000 shares of its Class A common stock, par value USD 0.0001 per share (“VMAC Class A Common Stock”) for gross proceeds of USD 40,560,000 to the subscribers in the private placement (the “PIPE”).

Also, VMAC issued 540,000 shares (the “Share Based Payments”) of VMAC Class A Common Stock and 152,800 warrants to purchase VMAC Class A Common Stock at an exercise price of USD 11.50 per share to certain service providers for services rendered in connection with the Business Combination, and VMAC also issued 100,000 shares (the “Extension Payment”) of VMAC Class A Common Stock to Vistas Media Sponsor, LLC (“Sponsor”) as the result of the conversion the USD 1,000,000 loan that Sponsor made to VMAC to fund extension payment to extend the period of time that VMAC had to consummate its initial business combination;

The net proceeds received from business combination is as follows:

2022
USD

Cash from reverse recapitalization from IPO Trust	102,075,880
Shares redeemed from the IPO Trust	(99,595,773)
Proceeds from reverse recapitalization	2,480,107

Cash from reverse recapitalization from PIPE Trust – net	30,427,800
Reverse recapitalization transaction costs	(9,470,709)
23,437,198

The number of shares of Common Stock issued immediately following the consummation of the Business Combination was as follows:

VMAC’s Public Shareholders, outstanding prior to the business combination	10,000,000
Less redemption of VMAC’s public shares	(9,757,033)
Net VMAC’s Public Shareholders	242,967

VMAC’s Initial Shareholders	2,830,000
Shares issued to PIPE	4,056,000
Share Based Payments (including 360,000 placement agent fee)	640,000
Sponsor, PIPE and Transaction Cost Shares issued	7,526,000

Anghami initial Shareholders	18,000,000

Total shares outstanding immediately after the Business Combination	25,768,967
Shares issued against exercise of warrants during 2022	236,687
Total shares outstanding as of December 31, 2022	26,005,654

The exchange of Anghami’s shares for Anghami Inc.’s shares will be accounted for as a transaction under common control in accordance with IFRS. The exchange of VMAC’s shares for Anghami Inc.’s shares will be accounted for as a “reverse acquisition” in accordance with IFRS. Under this method of accounting, VMAC will be treated as the “acquired” Group for financial reporting purposes.

This determination was based on the guidance provided in IFRS 3 (Business Combinations) and IFRS 10 (Consolidated Financial Statements) and was primarily based on the assumptions that Anghami’s operations will substantially comprise the ongoing operations of the Combined Group, Anghami’s designees are expected to comprise a majority of the governing body of the Combined Group, Anghami’s senior management will comprise the senior management of the Combined Group, and Anghami’s existing shareholders will be the largest group of shareholders of the Combined Group following the consummation of the Business Combination.

Accordingly, for accounting purposes, the exchange of VMAC’s shares for Anghami Inc. shares will be treated as the equivalent of Anghami Inc. issuing shares for the net assets of VMAC, accompanied by a recapitalization. It has been determined that VMAC is not a business under IFRS, hence the transaction is accounted for within the scope of IFRS 2 (“share-based payment”).

In accordance with IFRS 2, the difference in the fair value of Anghami Inc.’s equity instruments deemed issued to VMAC shareholders over the fair value of identifiable net assets of VMAC represents a service for listing and is accounted for as a share-based payment which is expensed as incurred. The net assets of the Combined Group will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the exchange of VMAC’s shares for Anghami Inc.’s shares will be deemed to be those of Anghami Inc., the summary of which is as follows:

Fair value of net assets of VMAC comprising:	USD

Cash and cash equivalents	43,040,107
Trade Payables	(9,146,258)
Warrants Liabilities	(7,625,965)

26,267,884
Less: Fair value of consideration comprising:
7,478,964 Anghami Inc. ordinary shares issued at 10 USD	74,789,640

Share listing expenses recognised in profit or loss	48,521,756